Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)		Common Stock [Member] Common Class A [Member]		Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Shareholders Equity [Member]	Noncontrolling Interest [Member]	Total
Balance at Jun. 30, 2023		$ 3,440	[1]	$ 1,560	$ 16,203,206	$ 11,333,048	$ (1,665,966)	$ 25,875,288	$ (314,577)	$ 25,560,711
Balance, shares at Jun. 30, 2023	[1]	34,401,887		15,598,113
Net income for the period			[1]			5,693,891		5,693,891	346,503	6,040,394
Foreign currency translation adjustment			[1]				(110,013)	(110,013)	(29)	(110,042)
Issuance of shares upon reverse recapitalization, shares	[1]	2,127,958
Conversion of Public Rights, shares	[1]	1,441,400
Balance at Mar. 31, 2024		$ 3,440	[1]	$ 1,560	16,203,206	17,026,939	(1,555,953)	31,679,192	31,955	31,711,147
Balance, shares at Mar. 31, 2024	[1]	34,401,887		15,598,113
Balance at Jun. 30, 2024		$ 3,440	[1]	$ 1,560	16,193,191	19,581,470	(1,772,669)	(1,772,669)	28,036	34,045,043
Balance, shares at Jun. 30, 2024	[1]	34,401,887		15,598,113
Net income for the period			[1]			2,377,147		2,377,147	(62,407)	2,314,740
Foreign currency translation adjustment			[1]				(181,591)	(181,592)	62	(181,529)
Issuance of shares upon reverse recapitalization		213	[1]		(2,565,853)			(2,565,640)		(2,565,640)
Offering cost incurred for public offering					(2,780,600)			(2,780,600)		(2,780,600)
Conversion of Public Rights		144	[1]		(144)
Balance at Mar. 31, 2025		$ 3,797	[1]	$ 1,560	$ 10,856,609	$ 21,958,617	$ (1,591,078)	$ 31,229,505	$ (34,433)	$ 31,195,072
Balance, shares at Mar. 31, 2025	[1]	37,971,245		15,598,113

[1]	Presented on a retroactive basis to reflect the reverse recapitalization that is discussed in Note 1.